GOING CONCERN (Details)			3 Months Ended		6 Months Ended		12 Months Ended		14 Months Ended
	Aug. 07, 2026 USD ($) item	Sep. 19, 2024	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)	Aug. 08, 2026 USD ($)	Jun. 17, 2026 USD ($)	Apr. 06, 2026 USD ($)	Jul. 12, 2024
Class of Stock
Cash and cash equivalents			$ 2,394,000		$ 2,394,000		$ 2,737,000		$ 2,394,000
Working capital deficit					(29,761,000)		19,726,000
Net loss			$ 12,751,166	$ (4,657,171)	6,081,421	$ (11,634,510)	(16,057,672)	$ (22,508,208)
Net loss from operating activities					(4,586,083)	(4,310,756)	(9,140,108)	(5,530,399)
Total consideration							0
Conversion of convertible debt to common stock								3,779,223
Proceeds from the issuance of debt					4,766,878	$ 735,000	2,706,658	6,515,160
Term		1 year
Common shares reserved					5,000,000
Reduction in discretionary spendings					$ 1,000,000
Public warrants expiration term													30 days
Number of marketable securities | shares					160,000,000
Expected gross proceeds					$ 10,000,000
Subsequent events | Post expiration of related share lock-in
Class of Stock
Term	12 months
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Exchange
Class of Stock
Net loss							$ (16,057,672)	(22,508,208)
Percentage of interest disposed			94.12%		94.12%				94.12%		94.12%	1.00%
Total consideration			$ 31,400,000		$ 31,400,000				$ 31,400,000		$ 31,413,579	$ 31,413,579
Institutional Convertible Debt
Class of Stock
Conversion of convertible debt to common stock					$ 1,000,000
Institutional Convertible Debt | Subsequent events
Class of Stock
Convertible debt	$ 2,500,000									$ 600,000
Senior secured notes | Subsequent events
Class of Stock
Number of notes | item	2
Principal amount	$ 5,635,000
Proceeds from the issuance of debt	5,000,000
Repayment for debt	$ 3,800,000
Term	30 days
Public warrants expiration term	5 years
Notes 1 | Subsequent events
Class of Stock
Proceeds from the issuance of debt	$ 2,500,000
Term	12 months
Percentage rate of the original issue discount	10.00%
Interest rate (in percentage)	10.00%
Notes 1 | Subsequent events | Post expiration of related share lock-in
Class of Stock
Term	30 days
Notes 2 | Subsequent events
Class of Stock
Proceeds from the issuance of debt	$ 2,500,000
Term	12 months
Percentage rate of the original issue discount	12.50%
Interest rate (in percentage)	12.50%
Minimum
Class of Stock
Amount raised									$ 15,000,000
Term					6 months
YA II PN, LTD (Yorkville) | Convertible promissory notes | Standby equity purchase agreement
Class of Stock
Principal amount								$ 4,500,000